BALANCE SHEET COMPONENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following at December 31, 2020 and 2019, respectively:

	As of December 31,
	2020	2019
Materials and supplies	$—	$1,872
Prepaid expenses and other current assets	5,368	2,663
Total prepaid expenses and other current assets	$5,368	$4,535

Property, Plant and Equipment
Property, plant and equipment consist of the following at June 30, 2021 and December 31, 2020:

	As of
	June 30, 2021	December 31, 2020
Machinery and equipment	$16,441	$14,820
Furniture and fixtures	1,480	1,480
Leasehold improvements	2,838	1,488
Software	5,793	4,285
Finance lease assets	34,920	34,775
Construction-in-progress	114,841	21,218
Other	2,040	1,750
Property, plant and equipment, gross	178,353	79,816
Less: accumulated depreciation and amortization	(11,986)	(8,415)
Total property, plant and equipment, net	$166,367	$71,401
Construction-in-progress on the Company's consolidated balance sheets as of June 30, 2021 relates primarily to the construction of the Company's manufacturing plant in Coolidge, Arizona. The Company expects to place Phase 0.5 of the plant in service during the second half of 2021.
Property and equipment is stated at cost less accumulated depreciation. Repair and maintenance costs are expensed as incurred. Depreciation is recorded on a straight-line basis over each asset's estimated useful life.

Property and Equipment	Useful life
Machinery and equipment	5 - 20 years
Furniture and fixtures	7 years
Leasehold improvements	Shorter of useful life or lease term
Software	3 years
Building	12 years
Property and equipment consist of the following at December 31, 2020 and 2019, respectively:

	As of December 31,
	2020	2019
Machinery and equipment	$14,820	$13,483
Furniture and fixtures	1,480	1,228
Leasehold improvements	1,488	1,437
Software	4,285	1,909
Building	—	33,248
Finance lease asset	34,775	—
Construction-in-progress	21,218	4,264
Other	1,750	1,309
Property and equipment, gross	79,816	56,878
Less: accumulated depreciation and amortization	(8,415)	(3,500)
Total property and equipment, net	$71,401	$53,378

Schedule of Accounts Payable and Accrued Liabilities
Accrued expenses and other current liabilities consisted of the following at June 30, 2021 and December 31, 2020:

	As of
	June 30, 2021	December 31, 2020
Accrued payroll and payroll related expenses	$1,739	$1,105
Accrued deferred issuance costs	637	285
Accrued outsourced engineering services	7,656	2,514
Accrued purchases of property, plant and equipment	5,181	2,533
Accrued legal expenses	8,547	8,845
Other accrued liabilities	1,804	2,457
Current portion of finance lease liabilities	1,161	1,070
Total accrued expenses and other current liabilities	$26,725	$18,809

Accrued expenses and other current liabilities consisted of the following at December 31, 2020 and 2019, respectively:

	As of December 31,
	2020	2019
Accrued payroll and payroll related expenses	$1,105	$1,385
Accrued stock issuance costs	285	4,695
Accrued outsourced engineering services	2,514	3,205
Accrued purchases of property and equipment	2,533	433
Accrued legal expenses	8,845	243
Other accrued expenses	2,457	804
Current portion of finance lease liability	1,070	—
Current portion of BTS lease financing liability	—	660
Total accrued expenses and other current liabilities	$18,809	$11,425

Schedule of Inventory, Current	Inventory consists of the following:

As of
June 30, 2021
Raw materials	$2,267
Work-in-process	—
Finished goods	—
Total inventory	$2,267